7337 EAST DOUBLETREE RANCH ROAD, SUITE 100 SCOTTSDALE, AZ 85258

November 13, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:      Voya Separate Portfolios Trust (the “Registrant”)

            (File Nos. 333-141111; 811-22025)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated October 22, 2019 to Voya Target In-Retirement Fund’s Class A, Class I, Class R, Class R6, and Class T shares Prospectus dated September 30, 2019.

The purpose of the filing is to submit the 497(e) filing dated October 22, 2019 in XBRL for Voya Target In-Retirement Fund.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul A. Caldarelli

Paul A. Caldarelli

Vice President and Senior Counsel

Voya Investment Management